LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 1.5%
--------------------------------------------------------------
Interpublic Group Cos., Inc.               16,000  $   253,600
--------------------------------------------------------------
                                                   $   253,600
--------------------------------------------------------------
Aerospace and Defense -- 2.4%
--------------------------------------------------------------
General Dynamics Corp.                      5,000  $   406,650
--------------------------------------------------------------
                                                   $   406,650
--------------------------------------------------------------
Banks -- 2.7%
--------------------------------------------------------------
Bank of America Corp.                       4,200  $   267,960
Mellon Financial Corp.                      7,500      194,475
--------------------------------------------------------------
                                                   $   462,435
--------------------------------------------------------------
Beverages-Soft Drink -- 2.1%
--------------------------------------------------------------
Coca-Cola Company (The)                     7,600  $   364,496
--------------------------------------------------------------
                                                   $   364,496
--------------------------------------------------------------
Biotechnology -- 1.2%
--------------------------------------------------------------
Amgen, Inc.(1)                              5,000  $   208,500
--------------------------------------------------------------
                                                   $   208,500
--------------------------------------------------------------
Chemicals-Diversified -- 1.9%
--------------------------------------------------------------
Engelhard Corp.                            13,700  $   326,471
--------------------------------------------------------------
                                                   $   326,471
--------------------------------------------------------------
Computer Hardware -- 2.6%
--------------------------------------------------------------
Dell Computer Corp.(1)                     19,300  $   453,743
--------------------------------------------------------------
                                                   $   453,743
--------------------------------------------------------------
Computer Storage and Peripheral -- 0.8%
--------------------------------------------------------------
EMC Corp.(1)                               30,400  $   138,928
--------------------------------------------------------------
                                                   $   138,928
--------------------------------------------------------------
Construction-Cement -- 1.9%
--------------------------------------------------------------
Vulcan Materials Co.                        8,900  $   321,824
--------------------------------------------------------------
                                                   $   321,824
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Diversified Financial Services -- 5.5%
--------------------------------------------------------------
Fannie Mae                                  2,800  $   166,712
Franklin Resources, Inc.                   15,200      472,720
SEI Investments Co.                        12,900      308,052
--------------------------------------------------------------
                                                   $   947,484
--------------------------------------------------------------
Electrical Equipment -- 1.2%
--------------------------------------------------------------
American Power Conversion Corp.(1)         21,800  $   208,408
--------------------------------------------------------------
                                                   $   208,408
--------------------------------------------------------------
Electronic Equipment & Instruments -- 1.4%
--------------------------------------------------------------
Molex Inc.                                 10,100  $   237,552
--------------------------------------------------------------
                                                   $   237,552
--------------------------------------------------------------
General Merchandise -- 3.8%
--------------------------------------------------------------
Family Dollar Stores, Inc.                 13,100  $   352,128
Target Corp.                               10,400      307,008
--------------------------------------------------------------
                                                   $   659,136
--------------------------------------------------------------
Health Care-Drugs Major -- 10.5%
--------------------------------------------------------------
Johnson & Johnson Co.                       4,000  $   216,320
Lilly (Eli) & Co.                           7,000      387,380
Merck & Co., Inc.                          10,000      457,100
Pfizer, Inc.                               13,450      390,319
Schering-Plough Corp.                      16,000      341,120
--------------------------------------------------------------
                                                   $ 1,792,239
--------------------------------------------------------------
Health Care-Equipment -- 5.5%
--------------------------------------------------------------
DENTSPLY International, Inc.                9,300  $   373,581
Medtronic, Inc.                            13,600      572,832
--------------------------------------------------------------
                                                   $   946,413
--------------------------------------------------------------
Health Care-Facility -- 1.7%
--------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                 14,000  $   283,080
--------------------------------------------------------------
                                                   $   283,080
--------------------------------------------------------------
Health Care-Managed Care -- 1.7%
--------------------------------------------------------------
WellPoint Health Networks, Inc.(1)          4,000  $   293,200
--------------------------------------------------------------
                                                   $   293,200
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Household Products -- 5.4%
--------------------------------------------------------------
Colgate-Palmolive Co.                       9,400  $   507,130
Kimberly-Clark Corp.                        7,500      424,800
--------------------------------------------------------------
                                                   $   931,930
--------------------------------------------------------------
Industrial Conglomerates -- 2.6%
--------------------------------------------------------------
General Electric Co.                       18,000  $   443,700
--------------------------------------------------------------
                                                   $   443,700
--------------------------------------------------------------
Industrial Gases -- 1.5%
--------------------------------------------------------------
Praxair, Inc.                               5,000  $   255,550
--------------------------------------------------------------
                                                   $   255,550
--------------------------------------------------------------
Insurance-Life and Health -- 3.2%
--------------------------------------------------------------
Aflac Corp.                                18,000  $   552,420
--------------------------------------------------------------
                                                   $   552,420
--------------------------------------------------------------
Insurance-Multiline -- 3.5%
--------------------------------------------------------------
American International Group, Inc.          6,750  $   369,225
Hartford Financial Services Group, Inc.     5,600      229,600
--------------------------------------------------------------
                                                   $   598,825
--------------------------------------------------------------
IT Consulting and Services -- 0.9%
--------------------------------------------------------------
Electronic Data Systems Corp.              10,700  $   149,586
--------------------------------------------------------------
                                                   $   149,586
--------------------------------------------------------------
Machinery Industrial -- 1.9%
--------------------------------------------------------------
Dover Corp.                                13,100  $   332,478
--------------------------------------------------------------
                                                   $   332,478
--------------------------------------------------------------
Networking Equipment -- 1.9%
--------------------------------------------------------------
Cisco Systems, Inc.(1)                     31,600  $   331,168
--------------------------------------------------------------
                                                   $   331,168
--------------------------------------------------------------
Oil and Gas-Equipment and Services -- 2.0%
--------------------------------------------------------------
Schlumberger Ltd.                           9,000  $   346,140
--------------------------------------------------------------
                                                   $   346,140
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Oil and Gas-Exploration and Production -- 2.7%
--------------------------------------------------------------
EOG Resources, Inc.                        13,000  $   467,480
--------------------------------------------------------------
                                                   $   467,480
--------------------------------------------------------------
Oil and Gas-Integrated -- 1.9%
--------------------------------------------------------------
ConocoPhillips                              7,000  $   323,680
--------------------------------------------------------------
                                                   $   323,680
--------------------------------------------------------------
Publishing -- 1.9%
--------------------------------------------------------------
Tribune Co.                                 7,900  $   330,299
--------------------------------------------------------------
                                                   $   330,299
--------------------------------------------------------------
Restaurants -- 1.7%
--------------------------------------------------------------
Brinker International, Inc.(1)             11,000  $   284,900
--------------------------------------------------------------
                                                   $   284,900
--------------------------------------------------------------
Retail-Food -- 1.4%
--------------------------------------------------------------
Safeway, Inc.(1)                           11,000  $   245,300
--------------------------------------------------------------
                                                   $   245,300
--------------------------------------------------------------
Retail-Home Improvement -- 1.8%
--------------------------------------------------------------
Home Depot, Inc. (The)                     11,500  $   300,150
--------------------------------------------------------------
                                                   $   300,150
--------------------------------------------------------------
Semiconductors -- 5.2%
--------------------------------------------------------------
Intel Corp.                                27,500  $   381,975
Linear Technology Corp.                    13,400      277,648
QLogic Corp.(1)                             9,000      234,360
--------------------------------------------------------------
                                                   $   893,983
--------------------------------------------------------------
Services-Data Processing -- 1.6%
--------------------------------------------------------------
Concord EFS, Inc.(1)                       17,100  $   271,548
--------------------------------------------------------------
                                                   $   271,548
--------------------------------------------------------------
Systems Software -- 5.7%
--------------------------------------------------------------
Adobe Systems, Inc.                        14,200  $   271,220
Microsoft Corp.(1)                         11,500      503,010
Oracle Corp.(1)                            26,700      209,862
--------------------------------------------------------------
                                                   $   984,092
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Telephone -- 3.4%
--------------------------------------------------------------
SBC Communications, Inc.                   17,000  $   341,700
Verizon Communications, Inc.                8,500      233,240
--------------------------------------------------------------
                                                   $   574,940
--------------------------------------------------------------
Total Common Stocks
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $   234,757
--------------------------------------------------------------
Net Assets -- 100.0%                               $17,157,085
--------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $19,504,156)                           $16,922,328
Cash                                          227,626
Receivable for investments sold                32,587
Interest and dividends receivable              16,950
-----------------------------------------------------
TOTAL ASSETS                              $17,199,491
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $    32,740
Accrued expenses                                9,666
-----------------------------------------------------
TOTAL LIABILITIES                         $    42,406
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,157,085
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $19,738,913
Net unrealized depreciation (computed on
   the basis of
   identified cost)                        (2,581,828)
-----------------------------------------------------
TOTAL                                     $17,157,085
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    92,052
Interest                                        1,576
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    93,628
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    54,329
Legal and accounting services                  19,182
Custodian fee                                   7,318
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    81,878
-----------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $     4,730
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     4,730
-----------------------------------------------------

NET EXPENSES                              $    77,148
-----------------------------------------------------

NET INVESTMENT INCOME                     $    16,480
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(1,455,506)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,455,506)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,581,828)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,581,828)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,037,334)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,020,854)
-----------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $                  16,480
   Net realized loss                                     (1,455,506)
   Net change in unrealized appreciation
      (depreciation)                                     (2,581,828)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $              (4,020,854)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $              22,385,941
   Withdrawals                                           (1,308,012)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $              21,077,929
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $              17,057,075
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $                 100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $              17,157,085
-------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                               0.92%(2)
   Net investment income                      0.20%(2)
Portfolio Turnover                              11%
-----------------------------------------------------------
TOTAL RETURN                                (25.97)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $17,157
-----------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of investment adviser fee. Had such action not
   been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.98%(2)
   Net investment income                      0.14%(2)
-----------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $54,329. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $4,730. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Capital Management Company, L.L.C. (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $23,130,448 and $2,170,786, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $19,544,069
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,964,996
    Gross unrealized depreciation              (4,586,737)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(2,621,741)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

EATON VANCE LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH      THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Trustee of the Trust since 1998;    President and Chief Executive Officer of
11/28/59                                  of the Portfolio since 2001         National Financial Partners (financial
                                                                              services company) (since April 1999).
                                                                              President and Chief Operating Officer of
                                                                              John A. Levin & Co. (registered
                                                                              investment adviser) (July 1997 to April
                                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co. (July 1997 to April 1999).
                                                                              Ms. Bibliowicz is an interested person
                                                                              because of her affiliation with a
                                                                              brokerage firm.
James B. Hawkes          Trustee of the   Trustee of the Trust since 1989;    Chairman, President and Chief Executive
11/9/41                  Trust;           President of the Portfolio since    Officer of BMR, EVM and their corporate
                         President and    2001                                parent and trustee, Eaton Vance Corp.
                         Trustee of the                                       (EVC) and Eaton Vance, Inc. (EV),
                         Portfolio                                            respectively; Director of EV; Vice
                                                                              President and Director of EVD. Trustee
                                                                              and/or officer of 190 investment
                                                                              companies in the Eaton Vance Fund
                                                                              Complex. Mr. Hawkes is an interested
                                                                              person because of his positions with
                                                                              BMR, EVM and EVC, which are affiliates
                                                                              of the Trust and the Portfolio.


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Jessica M. Bibliowicz                   185                          None
11/28/59
James B. Hawkes                         190                    Director of EVC
11/9/41

NONINTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH      THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the Trust since 1989;    President of Dwight Partners, Inc.
3/26/31                                   of the Portfolio since 2001         (corporate relations and communications
                                                                              company).
Samuel L. Hayes, III     Trustee          Trustee of the Trust since 1989;    Jacob H. Schiff Professor of Investment
2/23/35                                   of the Portfolio since 2001         Banking Emeritus, Harvard University
                                                                              Graduate School of Business
                                                                              Administration.


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Donald R. Dwight                        190        Trustee/Director of the Royce Funds
3/26/31                                            (mutual funds) consisting of 17
                                                   portfolios.
Samuel L. Hayes, III                    190        Director of Tiffany & Co. (specialty
2/23/35                                            retailer) and Director of Telect, Inc.
                                                   (telecommunication services company)

EATON VANCE LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH      THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the Trust since 1989;    President, Unicorn Corporation (an
9/21/35                                   of the Portfolio since 2001         investment and financial advisory
                                                                              services company) (since September
                                                                              2000). Chairman, Hellman, Jordan
                                                                              Management Co., Inc. (an investment
                                                                              management company) (since November
                                                                              2000). Advisory Director, Berkshire
                                                                              Capital Corporation (investment banking
                                                                              firm) (since June 2002). Formerly,
                                                                              Chairman of the Board, United Asset
                                                                              Management Corporation (a holding
                                                                              company owning institutional investment
                                                                              management firms) and Chairman,
                                                                              President and Director, UAM Funds
                                                                              (mutual funds).
Lynn A. Stout            Trustee          Trustee of the Trust since 1998;    Professor of Law, University of
9/14/57                                   of the Portfolio since 2001         California at Los Angeles School of Law
                                                                              (since July 2001). Formerly, Professor
                                                                              of Law, Georgetown University Law
                                                                              Center.
Jack L. Treynor          Trustee          Trustee of the Trust since 1989;    Investment Adviser and Consultant.
2/21/30                                   of the Portfolio since 2001


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Norton H. Reamer                        190                          None
9/21/35
Lynn A. Stout                           185                          None
9/14/57
Jack L. Treynor                         170                          None
2/21/30

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                 POSITION(S)                            TERM OF
                                  WITH THE                            OFFICE AND
         NAME                     TRUST AND                            LENGTH OF
   AND DATE OF BIRTH            THE PORTFOLIO                           SERVICE
-------------------------------------------------------------------------------------------------
Daniel W. Boone, III     Vice President of the        Since 2001
7/3/44                   Portfolio
Gregory L. Coleman       Vice President of the Trust  Since 2001
10/28/49
Thomas E. Faust, Jr.     President of the Trust;      President of the Trust since 2002; Vice
5/31/58                  Vice President of the        President of the Portfolio since 2001
                         Portfolio
William R. Hackney, III  Vice President of the        Since 2001
4/12/48                  Portfolio
Marilyn Robinson Irvin   Vice President of the        Since 2001
6/17/58                  Portfolio
James A. Womack          Vice President of the Trust  Since 2001
11/20/68


         NAME                    PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH              DURING PAST FIVE YEARS
-----------------------
Daniel W. Boone, III     Managing Partner and member of the
7/3/44                   Executive Committee of Atlanta Capital
                         Management Company, L.L.C. (Atlanta
                         Capital). Officer of 1 investment
                         company managed by EVM or BMR.
Gregory L. Coleman       Partner of Atlanta Capital. Officer of
10/28/49                 10 investment companies managed by EVM
                         or BMR.
Thomas E. Faust, Jr.     Executive Vice President and Chief
5/31/58                  Investment Officer of EVM and BMR and
                         Director of EVC. Officer of 50
                         investment companies managed by EVM or
                         BMR.
William R. Hackney, III  Managing Partner and member of the
4/12/48                  Executive Committee of Atlanta Capital.
                         Officer of 3 investment companies
                         managed by EVM or BMR.
Marilyn Robinson Irvin   Senior Vice President and Principal of
6/17/58                  Atlanta Capital. Officer of 1 investment
                         company managed by EVM or BMR.
James A. Womack          Vice President of Atlanta Capital.
11/20/68                 Officer of 10 investment companies
                         managed by EVM or BMR.

EATON VANCE LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                                 POSITION(S)                            TERM OF
                                  WITH THE                            OFFICE AND
         NAME                     TRUST AND                            LENGTH OF
   AND DATE OF BIRTH            THE PORTFOLIO                           SERVICE
-------------------------------------------------------------------------------------------------
Alan R. Dynner           Secretary                    Secretary of the Trust since 1997; of the
10/10/40                                              Portfolio since 2001
Kristin S. Anagnost      Treasurer of the Portfolio   Since 2002
6/12/65
James L. O'Connor        Treasurer of the Trust       Treasurer since 1989
4/1/45


         NAME                    PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH              DURING PAST FIVE YEARS
-----------------------
Alan R. Dynner           Vice President, Secretary and Chief
10/10/40                 Legal Officer of BMR, EVM, EVD and EVC.
                         Officer of 190 investment companies
                         managed by EVM or BMR.
Kristin S. Anagnost      Assistant Vice President of EVM and BMR.
6/12/65                  Officer of 109 investment companies
                         managed by EVM or BMR (since January
                         1998). Formerly, manager at Chase Global
                         Services Funds Company.
James L. O'Connor        Vice President of BMR, EVM and EVD.
4/1/45                   Officer of 112 investment companies
                         managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.